SUPPLEMENT DATED JANUARY 31, 2018

TO THE PROSPECTUSES DATED MAY 1, 2017 FOR

INSURED SERIES POLICY
ISP CHOICE (With Four Premium Payment Period Options)

FIRST CHOICE
TAX TAMER I
FIRST CHOICE BONUS ANNUITY
SPVL A MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
VARIABLE UNIVERSAL LIFE INSURANCE POLICY

AND

TO THE PROSPECTUS DATED DECEMBER 29, 2017, AS AMENDED JANUARY 29, 2018 FOR

ISP CHOICE (With Two Premium Payment Period Options)

OFFERED BY FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

The First Investors Life Series Limited Duration High Quality Bond Fund (the “Fund”), which is offered as an investment option under the variable annuity and variable life insurance contracts listed above, has been renamed the First Investors Life Series Limited Duration Bond Fund. As of January 31, 2018, any reference to the Fund in the prospectuses listed above is hereby amended to reflect the new name of the Fund.

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Please retain this Supplement for future reference.

FILP0118